17. Earnings (Loss) Per Share (Details 1)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 U.S. Dollars USD ($)
Net loss	(4,509,616)	(18,830,869)	(17,323,421)	$ (723,843)
Net loss from continuing operations	(4,509,616)	(24,440,221)	(17,386,892)	(723,843)
Gain from discontinued operations		5,609,352	63,471
Basic weighted-average ordinary shares outstanding	4,213,318	4,130,221	3,822,386	4,213,318
Effect of dilutive securities:
Stock options and warrants			9,417
Diluted weighted-average ordinary shares outstanding	4,213,318	4,130,221	3,831,803	4,213,318
Basic earnings (loss) per share	(1.07)	(4.56)	(4.53)	$ (0.18)
- Continuing operations	(1.07)	(5.92)	(4.55)	$ (0.18)
- Discontinued operations		1.36	0.02
Diluted earnings (loss) per share	(1.07)	(4.56)	(4.53)	$ (0.18)
- Continuing operations	(1.07)	(5.92)	(4.55)	$ (0.18)
- Discontinued operations		1.36	0.02